[GRAPHIC OMITTED][GRAPHIC OMITTED]

                                                                    DUNCAN-HURST
                                                                    MUTUAL FUNDS

ANNUAL REPORT
MARCH 31, 2002

                             AGGRESSIVE GROWTH FUND
                            LARGE CAP GROWTH-20 FUND
                                TECHNOLOGY FUND
                               INTERNATIONAL FUND

WWW.DUNCAN-HURST.COM


REPORT FROM THE FOUNDER AND CIO, BEAU DUNCAN

Dear Shareholder:

     During much of 2001 and the first quarter of 2002, growth stocks continued to falter. This was due in part to concerns of the timing of the future economic recovery and earnings visibility. Value continued its hold on growth, adding yet another quarter of relative outperformance. In fact, over the last two years, across small-cap, medium-cap and large-cap Russell Indices, we have witnessed significant value outperformance.

     We believe that the recession of 2001 is most likely over, troughing in the fourth quarter of 2001. The recession was capital expenditure related, primarily in the technology sector. Fundamentals of the economy are steadily improving. Industrial production growth is now accelerating and consumer confidence remains strong with record housing and auto sales. During the first quarter of 2002, stronger than expected fourth quarter Gross Domestic Product and productivity numbers were reported. With inflation still very low, we believe that an improving economy will eventually trickle through to corporate earnings.

     We are increasing exposure to cyclical growth in anticipation of economic acceleration. Recent economic data is showing that the economy has bottomed and that we should experience a reacceleration in 2002. However, overspending in the previous capital expenditure cycle is causing a muted recovery in the technology sector. Our Funds today reflect a broad exposure to growth in various sectors, with more emphasis on consumer related sectors than past economic recoveries.

     The individual Fund's results, as well as a more detailed profile of each Fund, are presented in this annual report. For any additional information on our Funds, we invite you to visit our website at www.duncan-hurst.com or call 1-800-558-9105.

     Thank you for your investment in Duncan-Hurst Mutual Funds. We appreciate your continued commitment to the Funds.

Sincerely,




/s/William H. "Beau", Jr.
---------------------------
William H. "Beau" Duncan, Jr.
Chairman

This material must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, distributor. (05/02)



AGGRESSIVE GROWTH FUND MARKET REVIEW

Over the last six months, the Duncan-Hurst Aggressive Growth Fund underperformed the Russell Midcap Growth Index. Medium-cap growth stocks outperformed medium-cap value stocks in the fourth quarter of 2001 but were unable to repeat that feat in the first quarter of 2002.

In the fourth quarter of 2001 the Aggressive Growth Fund posted positive returns yet underperformed relative to the benchmark. This underperformance was in part due to our defensive positioning that helped us to outperform in the third quarter 2001. Our investment process continued to guide us to stocks with high relative strength and improving fundamentals. This was a very difficult quarter for us to outperform as the indices were achieving a significant portion of their returns from stocks with low relative strength and little improvement in fundamentals. We believe that this market was an anomaly and that an improving economy will facilitate a return to normalcy.

In the first quarter of 2002, the Fund posted negative returns, underperforming the Russell Midcap Growth. During the quarter, growth underperformed value by almost 10%, as measured by the Russell Indices. The Fund moved to an overweight position in technology in late 2001, as our top-down analysis indicated economic recovery and as our bottom-up analysis showed more names with positive characteristics that meet the criteria of our philosophy: rising relative price strength and accelerating earnings growth. However, technology stocks corrected in February due to several reasons: a flattening out of guidance in the March 2002 quarter after positive indication in December, continued price pressure due to competition, a delayed capital expenditures recovery, and concerns about accounting issues after Enron.

As we enter the second quarter, we are seeing better relative strength in the consumer cyclical sector than in technology. We have reduced our technology weight from an overweight position to a market weight position. If the consumer sector continues to exhibit better relative strength than technology, we will continue to reduce our technology weighting.

                   Duncan-Hurst Aggressive Growth Fund Class R
                 Value of $10,000 vs Russell Midcap Growth Index
[CHART]

3/31/99      10,000         10,000
6/30/99      10,790         11,042
9/30/99      11,700         10,489
12/31/99     20,280         14,629
3/31/00      22,410         17,718           Average Annual Total Return
6/30/00      17,990         16,405          Periods Ended March 31, 2002
9/30/00      18,220         16,819    1 Year ............................-29.16%
12/31/00     11,987         12,908    Since Inception (3/31/99)..........-16.19%
3/31/01      8,308           9,671
6/30/01      8,365          11,236
9/30/01      6,239           8,112
12/31/01     6,651          10,307
3/31/02      5,885          10,125


Commencement of operations on March 31, 1999.


                   Duncan-Hurst Aggressive Growth Fund Class I
                 Value of $10,000 vs Russell Midcap Growth Index
[CHART]

10/19/99      10,000        10,000
12/31/99      17,580        14,525
3/31/00       19,488        17,593         Average Annual Total Return
6/30/00       15,672        16,289        Periods Ended March 31, 2002
9/30/00       15,880        16,700  1 Year ............................-28.96%
12/31/00      10,467        12,817  Since Inception (10/19/99).........-23.74%
3/31/01        7,249         9,602
6/30/01        7,308        11,156
9/30/01        5,456         8,055
12/31/01       5,813        10,234
3/31/02        5,149        10,053


Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Sector allocations are subject to change.

The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

The Russell Midcap Growth Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell Midcap Growth Index is unmanaged and returns include reinvested dividends.

            Duncan-Hurst Aggressive Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2002


Shares                            Value       Shares                           Value
-------------------------------------------   -----------------------------------------
COMMON STOCKS: 103.5%                         Metal Cans: 1.3%
Biotechnology: 6.4%                           3,660    Ball Corp.           $  172,825
                                                                              ----------
13,880      Gilead Sciences,      499,541
            Inc.* $
                                              Oilfield Equipment/Services: 3.3%
5,615       IDEC                              6,610    ENSCO
            Pharmaceuticals Corp.*361,045
                                ----------
                                  860,586     International, Inc.              199,225
                                ----------    8,470    Patterson-UTI
Carpets/Rugs: 2.1%                                     Energy, Inc.*           251,898
                                                                              ----------
4,780       Mohawk Industries,    287,230                                      451,123
            Inc.*               ----------                                    ----------

Commercial Research: 1.5%                     Operative Builder: 2.7%
3,340       Cephalon, Inc.*       210,420     6,950    Lennar Corp.            366,682
                                ----------                                    ----------
Commercial Services: 10.9%                    Pharmaceuticals: 4.0%
14,950      Caremark Rx, Inc.*    291,525     9,285    Biovail Corp.*          464,064
8,430       Concord EFS, Inc.*    280,298     3,790    Sepracor, Inc.*         73,526
                                                                              ----------
9,490       Overture Services,    264,961                                      537,590
            Inc.*                                                             ----------
21,610      Ticketmaster*         639,224
                                ----------
                                1,476,008     Programming Services: 0.9%
                                ----------
                                              3,110    Mercury
Computer Equipment: 3.2%                               Interactive Corp.*      117,091
8,520       CDW Computer                                                      ----------
                                              Radio Production: 1.0%
            Centers, Inc.*        428,897
                                ----------    3,520    Westwood One, Inc.*     134,992
Data Processing: 5.0%                                                         ----------
                                              Radio Station: 1.4%
9,722       Affiliated Computer
                                              6,590    Hispanic
            Services, Inc.*       545,696
                                                       Broadcasting Corp.*     191,901
17,290      WebMD Corp.*          132,787
                                ----------                                    ----------
                                  678,483     Restaurants: 4.4%
                                ----------    6,600    CBRL Group, Inc.        187,902
Electronic Production Company: 2.5%           6,210    Darden Restaurants,     252,064
                                                       Inc.
3,598       KLA-Tencor Corp.*     239,267
1,900       Novellus Systems,     102,866     4,580    Wendy's
            Inc.*               ----------             International, Inc.     160,208
                                  342,133                                     ----------
                                                                               600,174
Farm Machinery: 0.8%
                                              Retail: 3.1%
4,990       AGCO Corp.            113,872
                                              12,040   Nordstrom, Inc.         294,980
Furniture: 4.1%                                3,173   TJX Companies, Inc.     126,952
                                                                              ----------
11,470      Furniture Brands                                                   421,932
            International, Inc.*  418,082                                     ----------
                                              SEC Broker/Dealer: 3.2%
6,700       Pier 1 Imports, Inc.  137,953     38,900   E * TRADE Group,        366,438
                                ----------             Inc.*
                                  556,035      2,140   LaBranche & Co.,         66,447
                                ----------             Inc.*                  ----------
Hospital/Medical Services: 1.3%                                                432,885
6,590       Health Net, Inc.*     180,830                                     ----------
                                ----------    Semiconductors: 16.4%
Household A/V Equipment: 1.1%                 10,300   Fairchild
2,990       Harman International                       Semiconductor Corp.*    294,580
            Industries, Inc.      147,556     23,750   GlobespanVirata,        354,350
                                ----------             Inc.*

See accompanying Notes to Financial Statements.


            Duncan-Hurst Aggressive Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2002 (Continued)

                                              Principal
Shares                            Value       Amount                          Value
-------------------------------------------   -----------------------------------------
Semiconductors: (continued)                   TOTAL SHORT-TERM
9,260       Integrated Circuit                INVESTMENTS
            Systems, Inc.* $      188,904     (cost $ 458,236)             $  458,236
3,340       International
                                              TOTAL INVESTMENTS IN
            Rectifier Corp.*      151,669
                                              SECURITIES: 106.9%
12,060      Marvell Technology                (cost $13,553,728+)          14,478,052
            Group Ltd.*           528,228
                                              Liabilities in excess of
16,684      Microchip                         Other Assets: (6.9)%            (938,006)
            Technology, Inc.*     697,892                                   ------------
                                ----------
                                2,215,623     NET ASSETS: 100.0%           $13,540,046
                                ----------                                  ============
Software: 12.5%                               * Non-income producing
                                              security.
5,570       Cerner Corp.*         265,745
4,084       Electronic Arts, Inc.*248,307    + At March 31, 2002, the basis of
13,550      Manugistics Group,    291,054      investments for federal income tax
            Inc.*                              purposes was $13,596,278. Unrealized
20,020      Network Associates,   484,484      appreciation and depreciation were
            Inc.*                              as follows:
9,700       Symantec Corp.*       399,737
                                ----------
                                1,689,327
                                ----------
                                              Gross unrealized appreciation$  1,326,154
                                              Gross unrealized depreciation    (444,380)
Stationary Store: 1.5%                                                        -----------
10,430      Office Depot, Inc.*   207,035     Net unrealized appreciation  $    881,774
                                                                              ============
Telecommunications Equipment: 4.5%
22,710      Network Appliance,    462,830
            Inc.*
5,750       Polycom, Inc.*        141,450
                                ----------
                                  604,280
                                ----------
Travel Agency: 3.1%
5,985       Expedia, Inc.*        417,992
                                ----------
Truck Trailers: 1.3%
3,980       Navistar
            International Corp.*  176,314
                               -----------
TOTAL COMMON STOCKS
(cost $13,095,492)             14,019,816
                               -----------
Principal
Amount

SHORT-TERM INVESTMENTS: 3.4%
Money Market Investment: 3.4%
$458,236    UMB Money Market
            Fiduciary, 0.25%,
            12/31/2031            458,236
                               -----------

See accompanying Notes to Financial Statements.


LARGE CAP GROWTH-20 FUND MARKET OVERVIEW

The Large Cap Growth-20 Fund underperformed the Russell 1000 Growth over the last six months. The fourth quarter posted strong performance for the Fund and for large-cap growth stocks in general. Sustainable earnings acceleration prospects began to appear in our bottom-up research. This is in part because of easier year-over-year earnings comparisons as we anniversaried the collapse of corporate earnings one year ago. The Fund gradually moved into a more aggressive posture, nearly doubling the technology weight to 31%. Some technology companies were beginning to revive and have bright prospects for calendar year 2002 as the vast oceans of overcapacity built in late 2000 are finally beginning to recede.

Large-cap growth stocks fell moderately in the first quarter of 2002. The market environment for large-cap growth stocks continued to be challenging with large-cap growth underperforming large-cap value stocks by 6.7% during the quarter, as measured by the Russell 1000 indices. In large-cap, value and growth have switched leadership roles now for 5 straight quarters and the magnitude of the quarterly performance difference is unprecedented. This type of environment makes it very difficult for our investment style to outperform.

The Fund today is positioned less defensively then it has been for the past year and a half. Technology, health care and retail are the largest weightings. However relative to the large growth indexes, we do not have any major overweight positions in any one sector. We expect to add more growth cyclicals in the Fund once we see evidence of corporate earnings reaccelerating with the rebounding economy.

The share price of the Large Cap Growth-20 Fund, as a non-diversified fund, may be more volatile than the share price of a diversified fund.

                  Duncan-Hurst Large Cap Growth-20 Fund Class R
                  Value of $10,000 vs Russell 1000 Growth Index

[CHART]

3/31/99       10,000       10,000
6/30/99        9,970       10,385
9/30/99       10,140       10,005
12/31/99      16,180       12,521           Average Annual Total Return
3/31/00       19,310       13,413          Periods Ended March 31, 2002
6/30/00       16,230       13,051    1 Year ............................-15.27%
9/30/00       17,950       12,348    Since Inception (3/31/99)...........- 2.61%
12/31/00      13,891        9,712
3/31/01       10,900        7,682
6/30/01       10,869        8,329
9/30/01        8,541        6,712
12/31/01       9,563        7,729
3/31/02        9,236        7,515


                    Duncan-Hurst Large Cap Growth-20 Class I
               Value of $10,000 vsRussell 1000 Growth with income

[CHART]


6/7/00    10,000   10,000
6/30/00   10,484   10,343
7/31/00   10,323    9,912
8/31/00   11,854   10,810                  Average Annual Total Return
9/30/00   11,596    9,787                 Periods Ended March 31, 2002
10/31/00  10,588    9,324           1 Year ............................-15.04%
11/30/00   8,908    7,950           Since Inception (6/6/00)...........-24.56%
12/31/00   8,987    7,699
1/31/01    8,511    8,231
2/28/01    7,647    6,833
3/31/01    7,055    6,090
6/30/01    7,041    6,602
9/30/01    5,531    5,321
12/31/01   6,204    6,126
3/31/02    5,993    5,957


Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Sector allocations are subject to change.

The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

The Russell 1000 Growth Index measures the performance of those Russell 1000 Companies with higher price to book ratios and higher forecasted growth values. The Russell 1000 Growth Index is unmanaged and returns include reinvested dividends.


            Duncan-Hurst Large Cap-20 Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2002

Shares                             Value      Shares                          Value
-------------------------------------------   -----------------------------------------
COMMON STOCKS: 97.5%                          Pharmaceuticals: 7.5%
Athletic Shoes: 3.4%                            480     Forest Laboratories,  39,216
  690       NIKE, Inc.          $  41,407               Inc.* $
                                ----------      470     Genzyme Corp.*         20,525
                                                770     Pfizer, Inc.           30,600
Biotechnology: 6.2%                                                           -------
                                                                               90,341
  620       Amgen, Inc.*           37,002                                     -------
1,040       Gilead Sciences,       37,430     Retail: 11.9%
            Inc.*               ----------    1,270     Bed Bath &
                                   74,432               Beyond, Inc.*          42,862
Commercial Services: 3.4%       ----------      920     Kohl's Corp.*          65,458
1,230       Concord EFS, Inc.*     40,898       570     Wal-Mart Stores, Inc.  34,935
                                -----------                                   --------
Computers: 3.5%                                                               143,255
2,460       Cisco Systems, Inc.*   41,648                                     --------
                                -----------   Semiconductors: 13.6%
Computer Services: 4.4%                         480     Applied Materials,     26,050
1,600       SunGard Data                                Inc.*
            Systems, Inc.*         52,752     1,200     Intel Corp.            36,492
                                -----------   2,750     Taiwan Semiconductor
                                                        Manufacturing Co.      57,062
                                                        Ltd.*
Data Processing: 3.7%                         1,340     Texas Instruments,     44,354
  770       Automatic Data                              Inc.                  --------
            Processing, Inc.       44,868                                     163,958
                                -----------                                   --------
                                              Software: 12.0%
Diversified Financial Services: 3.0%          1,000     Brocade Communications
  738       Citigroup, Inc.        36,546               Systems, Inc.*          27,000
                                -----------     870     First Data Corp.        75,906
Health Products: 3.5%                           690     Microsoft Corp.*        41,614
  650       Johnson & Johnson      42,218                                     ---------
                                -----------                                    144,520
Hospitals: 4.3%                                                               ---------
                                              Telecommunications Equipment: 3.4%
  770       Tenet Healthcare       51,605     1,990     Network Appliance,      40,556
            Corp.*              -----------             Inc.*                 ----------
Insurance: 2.3%
  380       American                          TOTAL COMMON STOCKS
            International                     (cost $1,154,817)              1,174,095
            Group, Inc.            27,413                                     -----------
                                -----------
Internet: 2.8%                                Principal
  600       eBay, Inc.*            33,984     Amount
                                -----------   SHORT-TERM INVESTMENTS: 3.3%
Manufacturing: 5.0%
  423       General Electric Co.   15,841     Money Market Investment: 3.3%
1,030       International Paper    44,300   $40,126   UMB Money Market
            Co.                 -----------             Fiduciary, 0.25%,
                                   60,141               12/31/2031              40,126
Motorcycles: 3.6%               -----------                                   ------------
                                              TOTAL SHORT-TERM
  790       Harley-Davidson,       43,553     INVESTMENTS
            Inc.                -----------   (cost $   40,126)                 40,126
                                                                              -------------

See accompanying Notes to Financial Statements.


Duncan-Hurst Large Cap-20 Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2002 (Continued)

Principal
Amount                            Value
----------------------        ----------------
TOTAL INVESTMENTS IN
SECURITIES: 100.8%
(cost $1,194,943)             $ 1,214,221
Liabilities in excess of
Other Assets: (0.8)%               (9,506)
                                -----------
NET ASSETS: 100.0%            $ 1,204,715
                                ===========
*    Non-income producing security.

+ At March 31, 2002, the basis of investments for federal income tax purposes was $1,214,149. Unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation   $ 69,157
Gross unrealized depreciation    (69,085)
                                -----------
Net unrealized appreciation     $     72
TECHNOLOGY FUND MARKET REVIEW   ===========

In an extremely difficult technology market over the last two quarters, the Duncan-Hurst Technology Fund underperformed the Pacific Stock Exchange Technology Index. In the fourth quarter of 2001, optimism returned to the sector as inventory levels appear to have stabilized and the economy appeared poised for recovery. During the quarter, the Duncan-Hurst Technology Fund posted strong returns, yet still lagged its benchmark, the PSE Technology Index. The underperformance was largely due to our defensive position in more predictable growth computer services stocks in October before transitioning to more aggressive cyclical growth technology stocks later in the quarter. In the first quarter of 2002, the Fund underperformed the Pacific Stock Exchange Technology Index. During the first quarter, our overweight position in the computer software and computer networking industries contributed to the Fund's underperformance. Continued end-demand weakness among carrier and enterprise customers and the resulting retrenchment in information technology capital spending has depressed growth rates in the technology industry and further pushed forward the time horizon for an eventual cyclical recovery in technology stocks. Going forward, we remain cautious on the technology sector prospects in the near-term. Several data points suggest that while there may be an upcoming cyclical recovery in the economy, the technology sector may not benefit as much as other market sectors. The current excess capacity across the technology sector coupled with a restraint on enterprise information technology spending may limit the sector performance over the near-term. As a consequence, we have begun to initiate larger weightings in technology-oriented financial services and health care stocks.

Sector funds such as the Technology Fund are more vulnerable to price fluctuation as a result of events that may affect the industry on which they focus than are funds that invest in multiple industries.

                      DUNCAN-HURST TECHNOLOGY FUND CLASS R
                   Value of $10,000 vs. PSE Technology Index

[CHART]


9/30/99      10,000      10,000
12/31/99     21,220      15,488
3/31/00      25,890      18,514              Average Annual Total
6/30/00      21,850      17,550          Periods Ended March 31, 2002
9/30/00      22,710      16,551    1 Year ............................-32.80%
12/31/00     14,369      12,976    Since Inception (9/30/99)..........-13.18%
3/31/01      10,448      10,551
6/30/01      10,963      11,564
9/30/01       6,906       8,241
12/31/01      8,335      10,954
3/31/02       7,021      10,919


                      DUNCAN-HURST TECHNOLOGY FUND CLASS I
                    Value of $10,000 vs PSE Technology Index

[CHART]


 3/30/00  10,000     10,000
 3/31/00   9,818     10,000
 6/30/00   8,290      9,479
 9/30/00   8,616      8,940
12/31/00   5,458      7,009                    Average Annual Total
 3/31/01   3,972      5,699                Periods Ended March 31, 2002
 6/30/01   4,167      6,246          1 Year ............................-32.60%
 9/30/01   2,626      4,451          Since Inception (3/29/00)..........-48.21%
12/31/01   3,171      5,916
 3/31/02   2,677      5,897


Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Sector allocations are subject to change.

The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

The Pacific Stock Exchange ("PSE") Technology index is a price-weighted, broad-based index comprised of 100 listed and over-the-counter stocks from different industries such as computer hardware, software development, semiconductors, networking, communications, data storage and processing. The PSE Technology index is unmanaged and returns include reinvested dividends.


                          Duncan-Hurst Technology Fund

SCHEDULE OF INVESTMENTS at March 31, 2002


Shares                             Value      Shares                          Value
-------------------------------------------   -----------------------------------------
COMMON STOCKS: 98.9%                          Programming Services: 5.0%
Commercial Services: 7.3%                      1,248    CACI
 3,630      FreeMarkets, Inc.* $   83,381               International, Inc.* $ 43,817
 2,140      Overture Services,     59,749      1,450    Mercury
            Inc.*                 -------               Interactive Corp.*     54,593
                                  143,130                                      -------
                                  -------                                      98,410
Computers: 5.7%                                                                -------
 3,640      Cisco Systems, Inc.*   61,625     Semiconductors: 23.1%
 1,270      Computer Network                   2,210    ESS Technology, Inc.*  45,835
            Technology Corp.*      16,789      2,391    Fairchild
 1,520      SanDisk Corp.*         32,984               Semiconductor Corp.*   68,383
                                  -------      1,739    GlobespanVirata, Inc.* 25,946
                                  111,398      1,860    Marvell Technology
Computer Services: 4.7%           -------               Group Ltd.*            81,468
 4,100      Secure Computing Corp.*80,401
   370      SunGard Data                       2,349    Microchip
            Systems, Inc.*         12,199               Technology, Inc.*      98,259
                                  -------        684    Semtech Corp.*         24,966
                                   92,600      1,330    Silicon Laboratories,  46,989
                                                        Inc.*
Computer Systems: 2.1%                         2,930    Taiwan Semiconductor
 1,390      The Reynolds &                             Manufacturing Co. Ltd.* 60,798
            Reynolds Co.           41,700                                    --------
 Data Processing: 2.5%            -------                                     452,644
  6,304     WebMD Corp.*           48,415           Software: 21.1%           --------
                                  -------        200    Aspen Technology, Inc.* 4,580
 Electronic Instruments: 0.9%                    840    Cerner Corp.*          40,076
    830     AVX Corp.              17,380      3,500    F5 Networks, Inc.*     81,340
                                   ------      2,200    J.D. Edwards & Co.*    39,688
                                               1,800    Manugistics Group,     38,664
                                                        Inc.*
Electronic Parts & Equipment: 4.1%             3,880    Network Associates,    93,895
 4,180      Atmel Corp.*           42,385               Inc.*
   880      Zoran Corp.*           38,438      1,580    Symantec Corp.*        65,112
                                   ------      2,970    webMethods, Inc.*      51,173
                                   80,823                                     --------
                                   ------                                     414,528
                                                                              ---------

Electronic Production Company: 4.6%                 Telecommunications Equipment: 9.2%
 2,070      ASML Holding NV*       52,516      4,114    Harmonic, Inc.*        47,722
   306      KLA-Tencor Corp.*      20,349      3,390    Network Appliance,     69,088
   313      Novellus Systems, Inc.*16,946               Inc.*
                                   ------      2,544    Polycom, Inc.*         62,582
                                   89,811                                     --------
                                   ------                                     179,392
Industrial Machinery: 6.4%                                                    --------
                                              TOTAL COMMON STOCKS
 2,270      Asyst Technologies,    41,314     (cost $1,829,792)               1,939,728
            Inc.*                                                             ---------
 2,590      Entegris, Inc.*        41,829
 2,060      Kulicke & Soffa
            Industries, Inc.*      42,869
                                  -------
                                  126,012

Processing Control Instruments:2.2%
1,270       MKS Instruments, Inc.* 43,485
                                   ------

See accompanying Notes to Financial Statements.



                          Duncan-Hurst Technology Fund

SCHEDULE OF INVESTMENTS at March 31, 2002 (Continued)

Principal
Amount                            Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.7%
Money Market Investment: 2.7%
$51,923 UMB Money
        Market Fiduciary,
        0.25%, 12/31/2031       $  51,923
                                ----------
TOTAL SHORT-TERM
INVESTMENTS
(cost $ 51,923)                   51,923
                                ----------
TOTAL INVESTMENTS IN
SECURITIES: 101.6%
(cost $1,881,715+)              1,991,651
Liabilities in excess of       -----------
Other Assets: (1.6)%              (30,503)
                               -----------
NET ASSETS: 100.0%           $  1,961,148
                             =============

*    Non-income producing security.

+ At March 31, 2002, the basis of investments for federal income tax purposes was $1,906,367. Unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation  $  144,575
Gross unrealized depreciation     (59,291)
                               ------------
Net unrealized appreciation    $  85,284
                               ============

See accompanying Notes to Financial Statements.


INTERNATIONAL GROWTH FUND MARKET OVERVIEW

The Duncan-Hurst International Growth Fund outperformed its benchmark, the MSCI EAFE and its style index, the Salomon Smith Barney World-ex US BMI Growth, over the last two quarters. The fourth quarter 2002 marked the first quarter that growth stocks outperformed value stocks since the first quarter of 2000, which was the beginning of an unprecedented 31% underperformance of the passive BMI Growth vs. BMI Value indices. Throughout the fourth quarter, improving economic, industrial and company reports began to appear and assets were reallocated towards the more economically sensitive cyclical sectors. As the year unfolded the Fund remained overweight in Asia ex-Japan. These economies were further advanced in their slowdown than Europe and, due to the global upstream nature of their economies, would be the first to benefit from a U.S. led rebound. Europe was generally underweight all year in anticipation of accelerating economic declines towards the U.S. and Asian levels.

Throughout the first quarter of 2002, the Fund was able to identify and capture growth opportunities in Asia as well as in the more cyclical industries of the world during the quarter. The more economically sensitive consumer and industrial cyclical sectors were favored over the defensive areas as the global economic upturn continued to unfold. In general, the consumer-side of the global economy continued its spending trend from 2001, which drove the consumer discretionary stocks, as a whole, to outperform. Commodity price increases in areas such as oil, copper and steel drove the energy and basic material stocks to significantly outperform. The Fund's overweight Asian position increased throughout the quarter as signs of growth continued to appear. Some of the region's growth came from a rebounding U.S./global economy driving the export sector. This led to an increase in our Japan weighting as some export-oriented companies began to show improving fundamentals.

The global economic growth picture is materializing as anticipated at the beginning of the quarter. A "V" shaped global economic rebound is being led by inventory restocking and supported by strong consumer spending with Asia showing the first signs of improvement. The surprise to investors is the rapid rise in commodity prices and its expected impact on economic/corporate profit growth and interest rates. However, profit growth should be strong in 2002 as: 1) oil prices are most likely artificially high because of the middle east crisis; 2) many companies have cut their largest cost component, labor, significantly; 3) margins are at very depressed levels and small improvements in top-line growth can exponentially impact profit growth. As profits rebound, growth stocks should outperform as their above-average growth will command a premium.

The International Growth Fund invests in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods.

                 Duncan-Hurst International Growth Fund Class R
                      Value of $10,000 vs MSCI EAFE Index

[CHART]


12/31/99     18,850         12,213
3/31/00      21,460         12,199
6/30/00      17,920         11,716         Average Annual Total Return
9/30/00      16,850         10,771        Periods Ended March 31, 2002
12/31/00     14,025         10,482  1 Year ............................- 9.12%
3/31/01      11,083         9,045   Since Inception (6/30/99)..........  0.26%
6/30/01      10,934         8,951
9/30/01      8,676          7,698
12/31/01     9,835          8,234
3/31/02      10,073         8,314


                 Duncan-Hurst International Growth Fund Class I
                      Value of $10,000 vs MSCI EAFE Index


6/30/99    10,000    10,000
9/30/99    10,760    10,439
12/31/99   18,780    12,213
3/31/00    21,410    12,199            Average Annual Total Return
6/30/00    17,870    11,716           Periods Ended March 31, 2002
9/30/00    16,810    10,771     1 Year ............................- 8.92%
12/31/00   13,995    10,482     Since Inception (6/30/99)..........  0.09%
3/31/01    11,006     9,045
6/30/01    10,872     8,951
9/30/01     8,626     7,698
12/31/01    9,801     8,234
3/31/02    10,024     8,314



Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Sector allocations are subject to change.

The Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE Index") is a broad market index of selected companies in 21 developed countries. MSCI EAFE Index is unmanaged and returns reinvested dividends.

                     Duncan-Hurst International Growth Fund


SCHEDULE OF INVESTMENTS at March 31, 2002



Shares                            Value       Shares                           Value
----------------------------------------------------------------------------------------
COMMON STOCKS: 97.8%                          Indonesia: 2.0%
Australia: 0.5%                               595,000   PT Bank Central Asia $ 155,941
77,550      Boral Ltd. $          163,899  6,983,000    PT Bentoel
                                ---------               Internasional
Canada: 4.0%                                            Investama*             145,701
33,810      ATI Technolgies, Inc.*448,215    108,500    PT Gudang Garam*       120,372
 7,620      Molson, Inc.          166,802     31,020    PT Telekomunikasi
38,670      Moore Corp. Ltd.      503,097               Indonesia              259,017
8,280       Precision Drilling    264,629                                      --------
            Corp.*               ---------                                     681,031
                                1,382,743                                      --------

Finland: 2.3%                                  Ireland: 0.4%
                                               8,270    IONA Technologies
 1,990      Kone Corp.            182,298               PLC*                   140,011
15,940      Nokia OYJ             330,596                                      --------
23,440      Stora Enso OYJ        296,528     Italy: 1.6%
                                 ---------    96,550    Banca Nazionale del
                                  809,422               Lavoro                 216,062
France: 6.5%                                  13,540    Riunione Adriatica di
                                                        Sicurta, SpA           177,194
 5,900      Aventis SA            407,678     15,110    Sanpaolo IMI, SpA      177,703
 7,500      BNP Paribas SA        378,861                                      --------
 8,010      Business Objects SA*  352,120                                       570,959
42,520      Orange SA*            289,724                                      --------
 3,170      Sanofi-Synthelabo SA  203,553     Japan: 22.7%
 3,180      Technip-Coflexip SA   437,521     50,000    Amada Co., Ltd.        256,536
 4,330      Vivendi Universal SA  168,410     11,000    Canon, Inc.            408,345
                                ---------     10,300    Denso Corp.            156,208
                                2,237,867      3,500    Disco Corp.            208,096
                                ---------     46,000    Fujitsu Ltd.           352,285
                                               5,100    Fanuc Ltd.             280,138
Germany: 8.9%                                  7,000    Honda Motor Co., Ltd.  294,187
 1,330      Allianz AG            314,456     49,000    Jeol Ltd.              251,775
 7,690      Bayerische Motoren                70,000    Komatsu Ltd.           250,349
            Werke AG              306,607      5,400    Murata Manufacturing
 8,890      Commerzbank AG        159,154               Co., Ltd.              346,324
 8,180      Deutsche Boerse AG    336,135     52,000    NEC Corp.              433,154
12,240      Infineon                           7,500    Nidec Corp.            479,874
            Technologies, AG*     276,624      1,700    Nintendo Co., Ltd.     250,123
   860      Porsche AG            390,909     19,300    Nitto Denko Corp.      563,557
10,660      Puma AG               478,965     10,800    Pioneer Corp.          207,794
15,110      SAP AG                562,092      2,000    Rohm Co., Ltd.         300,298
 9,040      Singulus                           8,600    Sega Corp.             153,137
            Technologies AG*      268,156     19,000    Sharp Corp.            250,591
                                ----------    12,600    Shin-Etsu Chemical
                                3,093,098               Co., Ltd.              533,339
India: 2.1%                     ----------    15,100    Sony Corp.             784,993
10,320      Dr. Reddy's                       15,000    Taiyo Yuden Co., Ltd.  247,859
            Laboratories,
            Ltd. ADR*             228,175
27,240      Ranbaxy
            Labroratories Ltd.    490,320
                                ----------
                                  718,495
                                ----------

See accompanying Notes to Financial Statements.

            Duncan-Hurst International Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2002(Continued)



Shares                            Value      Shares                          Value
--------------------------------------------------------------------------------------
Japan: (continued)                           Switzerland: 6.0%
   36       Yahoo Japan Corp.*  $ 861,056      4,020  Actelion Ltd.*           $ 190,985
                                ----------
                                7,870,018     18,620  Logitech International     882,396
                                ----------            SA*
                                               9,710  STMicroelectronics NV      329,363
Luxemburg: 0.4%
                                              13,460  UBS AG*                    662,676
  8,840     Thiel Logistik AG*    126,484                                      ---------
                                ----------                                     2,065,420
Netherlands: 1.2%                                                              ----------
                                             Taiwan: 6.9%
 16,670     ASML Holding NV*      422,918
                                ----------    22,350  Accton Technology
Norway: 1.3%                                          Corp.*                     119,572
 35,620     Tandberg ASA*         451,718     32,300  Benq Corp.                 327,037
                                ----------    28,520  Compal Electronics         189,088
                                                      Inc.
Philippines: 0.3%                             50,390  Taiwan Semiconductor
  7,730     Globe Telecom, Inc.*  121,207             Manufacturing Co. Ltd.*  1,045,592
                                ----------    65,970  United
                                                      Microelectronics
                                                      Corp.*                     702,581
                                                                               ----------
 Singapore: 2.9%                                                               2,383,870
 34,950     Creative Technology   422,683                                      ----------
            Ltd.
 25,810     Flextronics
            International Ltd.*   471,032    Thailand: 3.8%
206,000     Neptune Orient Lines  120,657    129,000  Capital Nomura
            Ltd.*               ----------            Securities
                                1,014,372             PCL*                       120,048
                                ----------   453,000  Golden Land Property
South Korea: 11.7%                                    Development PCL*           129,072
 10,000     C&C Enterprise Co.,   173,330    129,300  KCE Electronics PCL*       228,771
            Ltd.*                            192,900  Kiatnakin Finance PCL      181,730
 25,000     Hana Bank             385,282    725,000  Quality House PCL*         144,933
 18,000     Hanjin                           13,100   Siam Cement PCL*           253,451
            Transportation                   162,900  Siam Panich Leasing        133,816
            Co., Ltd.             271,299             Ltd.*
 29,000     Hanwha Chemical Corp.*148,174    321,200  TISCO Finance PCL*         135,801
  4,680     Humax Co., Ltd.       210,908                                      ----------
  8,537     Kookmin Bank          357,041                                      1,327,622
                                                                               ----------
 32,300     Samsung Corp.         305,486
  4,330     Samsung Electronics              United Kingdom: 9.9%
            Co., Ltd.           1,166,566    358,300  Electronic Boutique        755,175
                                                      PLC
 11,840     Samsung Securities                53,280  GKN PLC                    261,665
            Co., Ltd.*            474,689     29,160  HIT Entertainment PLC      147,420
  1,390     Shinsegae Co., Ltd.   218,931     20,020  Man Group PLC              340,699
 14,210     SK Telecom Co., Ltd.  349,566     48,430  PowderJect
                                ---------
                                4,061,272             Pharmaceuticals PLC*       322,430
                                ---------     18,130  Rio Tinto PLC              358,366
Spain: 0.9%                                   23,660  Royal Bank of
 14,400     Grupo Ferrovial SA    320,363             Scotland
                                ---------             Group PLC                  609,189
                                              33,910  Vodafone Group PLC         624,961
            Sweden: 1.5%                                                       ---------
  6,930     Autoliv, Inc.         166,590                                      3,419,905
 19,860     Intentia                                                          ----------
                                             TOTAL COMMON STOCKS
            International AB*     185,021    (cost $30,700,653)               33,906,664
 17,410     Trelleborg AB         172,359                                     ----------
                                ---------
                                  523,970
                                ---------

See accompanying Notes to Financial Statements.


Duncan-Hurst International Growth Fund


Principal
Amount                            Value
---------------------------------------------
SHORT-TERM INVESTMENTS: 3.0%
Money Market Investment: 3.0%
$1,048,205 UMB Money Market
Fiduciary, 0.25%,
12/31/2031                      $ 1,048,205
                                ------------
TOTAL SHORT-TERM
INVESTMENTS
(cost $1,048,205)                 1,048,205
                               -------------
TOTAL INVESTMENTS IN
SECURITIES: 100.8%
(Cost $31,748,858+)               34,954,869
Liabilities in excess of
Other Assets: (0.8)%                (301,779)
                               --------------
NET ASSETS: 100.0%               $34,653,090
                               ==============

*    Non-income producing security.

+ At March 31, 2002, the basis of investments for federal income tax purposes was $32,170,099. Unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation   $ 3,704,267
Gross unrealized depreciation     (919,497)
                                ------------
Net unrealized appreciation     $ 2,784,770
                                ============

See accompanying Notes to Financial Statements.

                     Duncan-Hurst International Growth Fund

SCHEDULE OF INVESTMENTS AT March 31, 2002



                                                                         % of
Industry                                                              Net Assets

Applications Software . . . . . . . . . . . . . . . . . . . . . . . . . 0.4%
Athletic Footwear . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Audio/Video Products . . . . . . . . . . . . . . . . . . . . . . . . .  2.9
Auto Manufacturers . . . . . . . . . . . . . . . . . . . . . . . . . .  1.7
Automobiles . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.9
Banks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.7
Beverages-Alcoholic . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Building Materials . . . . . . . . . . . . . . . . . . . . . . . . . .  3.4
Broadcast Services . . . . . . . . . . . . . . . . . . . . . . . . . .  0.4
Capacitors . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.7
Chemicals . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.6
Circuit Boards . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.6
Commercial Banks . . . . . . . . . . . . . . . . . . . . . . . . . . .  3.2
Commerical Services . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Computers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.3
Decision Support Software . . . . . . . . . . . . . . . . . . . . . . . 0.4
Diversified Financial Services . . . . . . . . . . . . . . . . . . . .  1.4
Diversified Manufacturing . . . . . . . . . . . . . . . . . . . . . . . 0.5
Electric . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0.7
Electronic Components & Equipment . . . . . . . . . . . . . . . . . . . 4.4
Enterprise Software/Services . . . . . . . . . . . . . . . . . . . . .  3.2
Finance-Investment Banker/Broker . . . . . . . . . . . . . . . . . . .  1.7
Finance-Services . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.9
Identification Systems/Development . . . . . . . . . . . . . . . . . .  0.5
Import/Export . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Instruments-Scientific . . . . . . . . . . . . . . . . . . . . . . . .  0.7
Insurance . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Machinery . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.0
Machinery-Construction & Mining . . . . . . . . . . . . . . . . . . . . 0.7
Metal-Diversified . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Networking Products . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Office Supplies & Equipment . . . . . . . . . . . . . . . . . . . . . . 2.6
Oil & Gas Drilling . . . . . . . . . . . . . . . . . . . . . . . . . .  0.8
Paper & Related Products . . . . . . . . . . . . . . . . . . . . . . .  0.8
Pharmaceuticals . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.3
Real Estate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Retail . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2.8
Semiconductor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.5
Telecommunication Equipment . . . . . . . . . . . . . . . . . . . . . . 2.9
Telecommunication Services . . . . . . . . . . . . . . . . . . . . . .  4.8
Tobacco . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Toys . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.2
Transportation . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.1
Web Portals . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.5
                                                                        ----
Total Investments in Securities . . . . . . . . . . . . . . . . . . . . 97.8
Short-Term Investments . . . . . . . . . . . . . . . . . . . . . . . .  2.5
Liabilities in excess of Other Assets . . . . . . . . . . . . . . . . . (0.3)
                                                                        -----
Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  100.0%
                                                                        ======


                           Duncan-Hurst Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at MArch 31, 2002


                                  Aggressive   Large Cap               International
                                  Growth       Growth-20    Technology   Growth
                                  Fund         Fund         Fund         Fund
ASSETS
Investments in securities,
at cost . . . . . . . . . . . .   $13,553,728  $1,194,943   $1,881,715   $31,748,858
                                  ===========  ==========   ==========   ============
Investments in securities,
at value . . . . . . . . . . .    $14,478,052  $1,214,221   $1,991,651   $34,954,869
Cash . . . . . . . . . . . . .          2,710           -            -       170,261
Receivables:
Dividends and interest                     66         533           12        59,353
Investment securities
sold . . . . . . . . . . . .           86,227           -       95,963       959,410
Due from Advisor . . .                  9,322      34,036       26,661             -
Fund shares sold . . . .                5,764           -        1,098        1,428
Other assets . . . . . . . . . .        7,066       9,445            -             -
                                   ----------   ---------    ---------    ----------
Total assets . . . . . .           14,589,207   1,258,235    2,115,385    36,145,321
                                   ----------   ---------    ---------    ----------

LIABILITIES
Payables:
Investment securities
purchased . . . . . . .                91,471           -       96,718     1,378,535
Due to Advisor . . . . .                    -           -            -        14,583
Fund shares redeemed                  890,376           -            -            -
Administration fees .                   3,805       2,255        3,659        6,557
Distribution fees . . . .               1,959         720          607          984
Accrued expenses . . . . .             61,550      50,545       53,253       91,572
                                  -----------   ---------    ---------    ----------
Total liabilities . . . . .         1,049,161      53,520      154,237     1,492,231
                                  ----------   ----------   ----------    ----------
NET ASSETS . . . . . . .          $13,540,046  $1,204,715   $1,961,148   $34,653,090
                                  ===========  ==========   ===========  ===========

                           Duncan-Hurst Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2002 (continued)

                                  Aggressive   Large Cap                 International
                                   Growth      Growth-20    Technology     Growth
                                    Fund         Fund         Fund          Fund
-----------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS
Paid-in capital . . . . . . . .   $41,413,432  $3,353,504   $7,712,659   $53,516,959
Accumulated net
realized loss on
investments and
foreign currency . . . .          (28,797,710) (2,168,067)  (5,861,447)  (22,060,263)
Net unrealized
appreciation on
investments and
foreign currency . . . .              924,324      19,278      109,936    3,196,394
                                  ------------ ------------  -----------  -----------
Net assets . . . . . . .           $13,540,046 $1,204,715   $1,961,148  $34,653,090
                                  ============ ============  ===========  ===========

CALCULATION OF NET ASSET VALUE PER SHARE - R CLASS
Net assets applicable to
shares outstanding . . .           $ 3,094,974 $1,199,621   $  907,076   $ 1,641,066
Shares outstanding . . . . .           601,166    136,819      135,749       242,008
Net asset value,
offering and
redemption price
per share . . . . . . . . . .      $ 5.15 $         8.77     $  6.68      $ 6.78
                                  ============ ============  ===========  ===========

CALCULATION OF NET ASSET VALUE PER SHARE - I CLASS
Net assets applicable to
shares outstanding . . .           $10,445,072     5,094   $1,054,072   $33,012,024
                                   $
Shares outstanding . . . . .         2,007,870       578      156,957     4,894,431
Net asset value,
offering and
redemption price
per share . . . . . . . . . .      $ 5.20 $       8.81       $  6.72      $ 6.74
                                  ============ ============  ===========  ===========

See accompanying Notes to Financial Statements.


                           Duncan-Hurst Mutual Funds

STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2002



                                        Aggressive  Large Cap              International
                                        Growth      Growth-20   Technology   Growth
                                        Fund        Fund        Fund         Fund
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
Income
Dividends (net of foreign
taxes withheld of $0,
$0, $0 and $54,354,
respectively) . . . . .              $  23,378    $ 11,909    $ 1,059      $ 332,721
Interest . . . . . . . . . . .          10,418         931      1,514         15,445
Other . . . . . . . . . . . . .          2,628         436         75          2,091
                                     ---------    --------   --------       --------
Total income . . . .                    36,424      13,276      2,648        350,257
Expenses                             ---------    --------   --------       --------
Advisory fees . . . . . . .            192,335      32,659     25,562        434,614
Distribution fees-R
Class . . . . . . . . . . .              9,479       3,319      3,370          4,370
Administration fees .                   38,467      35,000     35,000         66,042
Custody fees . . . . . . .              19,510      11,200     11,644        143,902
Fund accounting fees                    40,315      39,270     39,858         53,195
Transfer agent fees . . .               58,505      47,716     48,272         56,795
Audit fees . . . . . . . . .            17,050      17,002     17,364         17,002
Reports to
shareholders . . . . .                  19,470       6,950      8,828         10,328
Registration expense .                  33,984      24,174     27,258         29,982
Trustee fees . . . . . . . .             6,728       4,780      4,530          8,483
Legal fees . . . . . . . . . .           3,948       4,531      8,396          3,926
Miscellaneous
expenses . . . . . . . .                 4,212       2,823      3,702          2,196
Insurance expense . . .                  1,239         354        354          2,168
                                     ---------    --------   --------       --------
Total expenses . . .                   445,242     229,778    234,138        833,003
Less: fees waived
and expenses
absorbed . . . . . .                 (199,191)    (186,288)  (199,327)      (314,050)
                                     ---------    --------   --------       --------
Net expenses . . . .                  246,051       43,490     34,811        518,953
Net investment                       ---------    --------   --------       --------
loss . . . . . . .                   (209,627)     (30,214)    (32,163)     (168,696)
                                     ---------    --------   --------       --------

See accompanying Notes to Financial Statements.



                           Duncan-Hurst Mutual Funds

STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2002 (Continued)

                                Aggressive     Large Cap                International
                                Growth         Growth-20   Technology   Growth
                                Fund           Fund        Fund         Fund
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on
investments and
foreign currency                $(8,401,666)   $(923,149)  $(1,231,279) $(9,359,488)
Change in unrealized
appreciation/
depreciation on
investments and
foreign currency                  1,997,843      226,088     223,229      5,643,158
                                 ------------  -----------  ----------  ------------
Net realized and
unrealized loss on
investments and
foreign currency                 (6,403,823)    (697,061)   (1,008,050)  (3,716,330)
Net decrease in                  ------------  -----------  ----------  ------------
net assets
resulting from
operations                      $(6,613,450)   $(727,275)  $(1,040,213) $(3,885,026)
                                 ============  ===========  ===========  ===========



See accompanying Notes to Financial Statements.



                            Duncan-Hurst Mutual Funds

STATEMENTS OF CHANGES IN NET ASSETS

                                                               Large Cap    Large Cap
                                    Aggressive                 Growth-20    Growth-20
                                 Growth Fund     Aggressive    Fund         Fund (1)
                                    Year         Growth Fund   Year         Period
                                    Ended        Year          Ended        Ended
                                    March 31, Ended March 31,  March 31,    March 31,
                                    2002         2001          2002         2001
---------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
       Net investment loss . . . $  (209,627) $   (314,330) $    (30,214)   $ (40,059)
       Net realized loss
       on investments and
       foreign currency . . . .   (8,401,666)  (20,384,606)     (923,149)    (1,244,357)
       Change in unrealized
       appreciation/
       depreciation on
       investments and
       foreign currency . . . .    1,997,843    (7,519,962)      226,088      (651,903)
       Net decrease in net        ------------  -----------    ----------  ------------
       assets resulting
       from operations . .        (6,613,450)  (28,218,898)     (727,275)   (1,936,319)
                                  ------------  -----------    ----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
       From net realized gains
       Class R . . . . . . . . .    -             (990,092)     -              (90,919)
       Class I . . . . . . . . .    -           (2,284,424)      -            (135,873)
                                  ------------  -----------    ----------  ------------
       Total distributions to
       shareholders . . . . . . .   -           (3,274,516)     -             (226,792)
                                  ------------  -----------    ----------  ------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
       Class R . . . . . . . . .     782,278     5,025,793       341,986      905,800
       Class I . . . . . . . . .   4,402,044    17,980,115       304,857    3,000,000
Proceeds from shares reinvested
       Class R . . . . . . . . .    -              981,471       -             90,433
       Class I . . . . . . . . .    -            1,947,604       -            135,872


(1)  Class I shares commenced operations on June 7, 2000.

See accompanying Notes to Financial Statements.


                           Duncan-Hurst Mutual Funds

STATMENTS OF CHANGES IN NET ASSETS (Continued)


                                                              Large Cap   Large Cap
                                Aggressive    Aggressive      Growth-20   Growth-20
                                Growth Fund   Growth          Fund        Fund (1)
                                Year          Fund            Year        Period
                                Ended         Year            Ended       Ended
                                March 31,     Ended           March 31,   March 31,
                                2002          March 31, 2001  2002        2001
-------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS-- (continued)
Cost of shares redeemed
Class R . . . . . . . . . . . . $(1,166,356)  $(2,843,476)  $ (289,307)   $ (608,949)

Class I . . . . . . . . . . . .  (5,295,363)   (6,711,854)  (1,923,492)            -
                                 -----------  -----------  -----------  ------------
Net increase (decrease) in
net assets derived from
net change in
outstanding shares (a) .         (1,277,397)   16,379,653   (1,565,956)    3,523,156
Total increase                   -----------  -----------  -----------  ------------
(decrease) in net
assets . . . . . . . . . .       (7,890,847)  (15,113,761)  (2,293,231)    1,360,045
                                 -----------  -----------  -----------  ------------

NET ASSETS
Beginning of period . . . .      21,430,893    36,544,654    3,497,946     2,137,901
                                 -----------  -----------  -----------  ------------
End of period . . . . . . . . . $13,540,046   $21,430,893  $ 1,204,715    $3,497,946
                                ===========  ===========  ===========  ============

(a) A summary of capital share transactions is as follows:

Class R Shares
Shares sold . . . . . . . . . .     119,482       293,499       35,667        59,062
..
Shares reinvested . . . . . .             -        93,563            -         6,856
Shares redeemed . . . . . .        (179,893)     (225,981)     (32,250)      (43,241)
                                 -----------  -----------  -----------  ------------
Net increase (decrease) .           (60,411)      161,081        3,417        22,677
                                 ===========  ===========  ===========  ============
Class I Shares
Shares sold . . . . . . . . . .     680,984     1,380,938       29,175       193,800
..
Shares reinvested . . . . . .             -       184,432            -        10,293
Shares redeemed . . . . . .        (943,205)     (423,175)    (232,690)            -
                                 -----------  -----------  -----------  ------------
Net increase (decrease) .          (262,221)    1,142,195     (203,515)      204,093
                                 ===========  ===========  ===========  ============

(1) Class I shares commenced operations on June 7, 2000.

See accompanying Notes to FinancialStatements.


                           Duncan-Hurst Mutual Funds

STATEMENTS IF CHANGES IN NET ASSETS (Continued)


                                     Technology   Technology   International International
                                     Fund         Fund         Growth Fund   Growth Fund
                                     Year         Year         Year          Year
                                     Ended        Ended        Ended         Ended
                                     March 31,    March 31,    March 31,     March 31,
                                     2002         2001         2002          2001
--------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss . . . .       $  (32,163)  $  (69,554)   $ (168,696)   $ (295,054)
Net realized loss
on investments and
foreign currency . . . .          (1,231,279)  (4,630,167)   (9,359,488)  (12,727,976)
Change in unrealized
appreciation/
depreciation on
investments and
foreign currency . . . .             223,229     (614,519)    5,643,158   (12,960,332)
Net decrease in net                -----------  -----------  -----------  ------------
assets resulting
from operations . .               (1,040,213)  (5,314,240)   (3,885,026)  (25,983,362)
                                  -----------  -----------  -----------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class R . . . . . . . . . . .              -     (186,117)            -    (1,109,526)
Class I . . . . . . . . . . . .            -      (84,319)            -   (10,826,100)
                                  -----------  -----------  -----------  ------------
Total distributions to
shareholders . . . . . . .                 -     (270,436)            -   (11,935,626)
                                  -----------  -----------  -----------  ------------

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class R . . . . . . . . . . . . .     79,845    2,173,000       607,240     2,760,004
Class I . . . . . . . . . . . . .    145,000      949,201    15,305,421    12,497,815
Proceeds from shares reinvested
Class R . . . . . . . . . . . . .          -      185,611             -     1,107,423
Class I . . . . . . . . . . . . .          -       84,319             -    10,826,100

Cost of shares redeemed
Class R . . . . . . . . . . . . .   (389,007)  (2,148,359)     (827,997)   (5,721,507)
Class I . . . . . . . . . . . . .          -            -    (5,729,265)   (1,329,439)
                                  -----------  -----------  -----------  ------------
See accompanying Notes to Financial Statements.


                           Duncan-Hurst Mutual Funds

STATMENTS OF CHANEDS IN NET ASSETS (Continued)

                                  Technology   Technology   International International
                                  Fund         Fund         Growth Fund   Growth Fund
                                  Year         Year         Year          Year
                                  Ended        Ended        Ended         Ended
                                  March 31,    March 31,    March 31,     March 31,
                                  2002         2001         2002          2001
-----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS -- (continued) Net increase (decrease) in net assets derived from net change in
outstanding shares (a)            $ (164,162)  $1,243,772   $ 9,355,399  $20,140,396
Total increase                    -----------  -----------  -----------  ------------
(decrease) in
net assets . . . . . . . . . .    (1,204,375)  (4,340,904)  5,470,373    (17,778,592)
                                  -----------  -----------  -----------  ------------

NET ASSETS
Beginning of period . . . .        3,165,523    7,506,427    29,182,717   46,961,309
                                  -----------  -----------  -----------  ------------
End of period . . . . . . . . .   $1,961,148   $3,165,523   $34,653,090  $29,182,717
                                  ===========  ===========  ===========  ============
(a) A summary of capital share transactions is as follows:
Class R Shares
Shares sold . . . . . . . . . . .      9,453      119,227        91,819      198,262
Shares reinvested        . . . .           -       12,935             -      119,851

Shares redeemed          . . . .     (53,246)    (157,258)     (123,774)    (417,099)
                                  -----------  -----------  -----------  ------------
Net increase (decrease) .            (43,793)     (25,096)      (31,955)     (98,986)
                                  ===========  ===========  ===========  ============
Class I Shares
Shares sold . . . . . . . . . . .     18,518       47,283       2,106,370    766,218
Shares reinvested        . . . .           -        5,864        -         1,175,472

Shares redeemed          . . . .           -            -        (877,235)   (99,463)
                                  -----------  -----------  -----------  ------------
Net increase (decrease) .             18,518       53,147       1,229,135  1,842,227
                                  ===========  ===========  ===========  ============


See accompanying Notes to Financial Statements.


                           Duncan-Hurst Mutual Funds

FINANCIAL HIGHLIGHTS
For capital share outstanding throught out each period


                                               Aggressive  Aggressive   Aggressive
                                               Growth Fund Growth Fund  Growth Fund
                                               Year        Year         Year
                                               Ended       Ended        Ended
                                               March 31,   March 31,    March 31,
Class R                                        2002        2001         2000
-------------------------------------------------------------------------------------
Net asset value,
beginning of period . . . . . . . . . . . . . .$7.27       $22.40       $10.00
                                               ------      -------      -------
Income from investment operations:
Net investment loss . . . . . . . . . . . . .  (0.08)       (0.17)       (0.14)
Net realized and unrealized
gain (loss) on investments . . . . . .         (2.04)      (13.46)       12.54
                                               ------      -------      -------
Total from investment operations . . . . .     (2.12)      (13.63)       12.40
                                               ------      -------      -------
Less distributions to shareholders:
From realized gains . . . . . . . . . . . . . .    -        (1.50)            -
                                               ------      -------      -------
Net asset value, end of period . . . . . . . . $5.15        $7.27        $22.40
                                               ======      =======      =======
Total return . . . . . . . . . . . . . . . . .(29.16%)     (62.93%)      124.00%
                                               ======      =======      =======

Ratios/supplemental data:
Net assets, end
of period (millions) . . . . . . . . . . .     $3.1         $4.8         $11.2

Ratio of expenses to average net assets:
Before fees waived and
expenses absorbed . . . . . . . . . . . .       2.53%        2.13%         2.77%
After fees waived and
expenses absorbed . . . . . . . . . . . .       1.48%        1.50%         1.50%

Ratio of net investment loss to average net assets:
Before fees waived and
expenses absorbed . . . . . . . . . . . .      (2.34%)      (1.89%)       (2.55%)
After fees waived and
expenses absorbed . . . . . . . . . . . .      (1.29%)      (1.26%)       (1.28%)
Portfolio turnover rate . . . . . . . . . . . 294.07%      434.43%       239.99%

See accompanying Notes to Financial Statements.

                           Duncan-Hurst Mutual Funds
FINANCIAL HILIGHTS
For capiutal shre outstanding throughout each period(Continued)


                                              Large Cap    Large Cap    Large Cap
                                              Growth-20    Growth-20    Growth-20
                                              Fund         Fund         Fund
                                              Year         Year         Year
                                              Ended        Ended        Ended
                                              March 31,    March 31,    March 31,
Class R                                       2002         2001         2000
------------------------------------------------------------------------------------
Net asset value,
beginning of period . . . . . . . . . . . . . $10.35       $19.31       $10.00
                                               ------      -------      -------
Income from investment operations:
Net investment loss . . . . . . . . . . . . .  (0.10)       (0.15)       (0.08)
Net realized and unrealized
gain (loss) on investments . . . . . .         (1.48)       (8.11)        9.39
                                               ------      -------      -------
Total from investment operations . . . . .     (1.58)       (8.26)        9.31
                                               ------      -------      -------
Less distributions to shareholders:
From realized gains . . . . . . . . . . . . .      -         (0.70)          -
                                               ------      -------      -------
Net asset value, end of period . . . . . . . . $8.77       $10.35       $19.31
                                               ======      =======      =======
Total return . . . . . . . . . . . . . . . .  (15.27%)     (43.55%)      93.10%
                                               ======      =======      =======
Ratios/supplemental data:
Net assets, end of period (millions) . . . .   $1.2         $1.4         $2.1

Ratio of expenses to average net assets:
Before fees waived and
expenses absorbed . . . . . . . . . . . .       7.19%        5.14%       17.40%
After fees waived and
expenses absorbed . . . . . . . . . . . .       1.48%        1.50%        1.48%

Ratio of net investment loss to average net assets:
Before fees waived and
expenses absorbed . . . . . . . . . . . .      (6.78%)      (4.71%)     (17.08%)
After fees waived and
expenses absorbed . . . . . . . . . . . .      (1.07%)      (1.07%)      (1.16%)
Portfolio turnover rate . . . . . . . . . . . 140.84%      206.84%      247.49%


See accompanying Notes to Financial Statements.



      Duncan-Hurst Mutual Funds



                                            Technology   Technology  Technology
                                            Fund         Fund        Fund
                                            Year         Year        September 30,
                                            Ended        Ended       1999+
                                            March 31,    March 31,   through
Class R                                     2002         2001        March 31, 2000
Net asset value,
      beginning of period . . . . . . . . . $9.94        $25.89      $10.00
                                            ------       -------     -------
Income from investment operations:
      Net investment loss . . . . . . . . . (0.14)        (0.28)      (0.06)
      . . . .
      Net realized and unrealized
      gain (loss) on investments    . . . . (3.12)       (14.94)      15.95
                                            ------       -------     -------
Total from investment operations    . . . . (3.26)       (15.22)      15.89
                                            ------       -------     -------

Less distributions to shareholders:
      From realized gains . . . . . . . . . -             (0.73)       -
                                            ------       -------     -------
Net asset value, end of period . . . . . .  $6.68         $9.94      $25.89
                                            ======       =======     =======
Total return . . . . . . . . . . . . . . . (32.80%)      (59.64%)    158.90%**
                                            ======       =======     =======

Ratios/supplemental data:
      Net assets, end of period (millions) .$0.9          $1.8        $5.3

Ratio of expenses to average net assets:
      Before fees waived and
      expenses absorbed . . . . . . . . . .  9.31%         4.62%       6.48%*
      After fees waived and
      expenses absorbed . . . . . . . . . .  1.48%         1.48%       1.48%*

Ratio of net investment loss to average net assets:
      Before fees waived and
      expenses absorbed . . . . . . . . . .  (9.20%)      (4.39%)     (6.18%)*

      After fees waived and
      expenses absorbed . . . . . . . . . .  (1.38%)      (1.25%)     (1.18%)*
Portfolio turnover rate . . . . . . . . . . 320.93%      478.11%      97.84%**

*    Annualized.

**   Not annualized.

+    Commencement of operations.

See accompanying NOtes to Financial Statements.

                           Duncan-Hurst Mutual Funds

FINANCIAL HIGHLIGHTS
For capital share outstanding throughout each period (Continued)

                                              International International  International
                                              Growth Fund   Growth Fund    Growth Fund
                                              Year          Year           June 30,
                                              Ended         Ended          1999+
                                              March 31,     March 31,      through
Class R                                       2002          2001           March 31, 2000
------------------------------------------------------------------------------------------
Net asset value,
       beginning of period . . . . . . . . .  $7.46         $21.43         $10.00
                                              ------        -------        -------
Income from investment operations:
       Net investment loss . . . . . . . . .  (0.03)         (0.15)         (0.07)
       . . . .
       Net realized and unrealized
       gain (loss) on investments . . . . . . (0.65)         (9.33)         11.50
                                              ------        -------        -------
Total from investment operations      . . . . (0.68)         (9.48)         11.43
                                              ------        -------        -------
Less distributions to shareholders:
       From realized gains . . . . . . . . .  -              (4.49)         -
                                              ------        -------        -------
Net asset value, end of period . . . . . . . .$6.78          $7.46         $21.43
                                              ======        =======        =======
Total return . . . . . . . . . . . . . . . .  (9.12%)       (48.36%)       114.30%**
                                              ======        =======        =======

Ratios/supplemental data:
       Net assets, end of period (millions) . $1.6           $2.0           $8.0

Ratio of expenses to average net assets:
       Before fees waived and
       expenses absorbed . . . . . . . . . .  2.64%           2.72%          2.58%*
       . .
       After fees waived and
       expenses absorbed . . . . . . . . . .  1.73%           1.73%          1.73%*
       . .

Ratio of net investment loss to average net assets:
       Before fees waived and
       expenses absorbed . . . . . . . . . .  (1.72%)        (1.94%)        (2.27%)*
       . .
       After fees waived and
       expenses absorbed . . . . . . . . . .  (0.85%)        (0.95%)        (1.42%)*
       . .
Portfolio turnover rate . . . . . . . . . . . 259.28%       324.24%        161.42%**

*      Annualized.
**     Not annualized.
+      Commencement of operations.


See accompanying Notes to Financial Statements.

                            Duncan-Hurst Mutual Funds

FINANCIAL HILIGHTS
For capital share outstanding throught each period(Continued)



                                           Aggressive   Aggressive   Aggressive
                                           Growth Fund  Growth Fund  Growth Fund
                                           Year         Year         October 19, 1999+
                                           Ended        Ended        through
                                           March 31,    March 31,    March 31,
Class I                                    2002         2001         2000
--------------------------------------------------------------------------------------
Net asset value, beginning of period  . .  $7.32        $22.46       $11.53
                                           ------       -------      -------
Income from investment operations:
       Net investment loss . . . . . . . . (0.08)       (0.09)        (0.07)
       Net realized and unrealized
       gain (loss) on investments . . . .  (2.04)       (13.55)       11.00
                                           ------       -------      -------
Total from investment operations      . .  (2.12)       (13.64)       10.93
                                           ------       -------      -------
Less distributions to shareholders:
       From net realized gains . . . . . . -            (1.50)           -
                                           ------       -------      -------
Net asset value, end of period . . . . . . $5.20        $7.32        $22.46
                                           ======       =======      =======

Total return . . . . . . . . . . . . . . .(28.96%)     (62.80%)       94.80%**
                                           ======       =======      =======
Ratios/supplemental data:
       Net assets, end of period          $10.4        $16.6        $25.3
       (millions) .

Ratio of expenses to average net assets:
       Before fees waived and
       expenses absorbed . . . . . . . . .  2.28%        1.88%          2.52%*
       . . .
       After fees waived and
       expenses absorbed . . . . . . . . .  1.23%        1.25%          1.25%*
       . . .

Ratio of net investment loss to average net assets:
       Before fees waived and
       expenses absorbed . . . . . . . . . (2.09%)      (1.64%)       (2.30%)*
       . . .
       After fees waived and
       expenses absorbed . . . . . . . . . (1.04%)      (1.01%)       (1.03%)*
       . . .
Portfolio turnover rate . . . . . . . . .  294.07%      434.43%      239.99%**

*      Annualized.
**     Not annualized.
+      Commencement of operations.


See accompanying Notes to Financial Statements.


                            Duncan-Hurst Mutual Funds

FINANCIAL HILIGHTS
For capital share outstanding throught each period(Continued)


                                          Large Cap
                                          Growth-20    Large Cap      Technology
                                          Fund         Growth-20 Fund Fund
                                          Year         June 7,2000+   Year
                                          Ended        through        Ended
                                          March 31,    March 31,      March 31,
Class I                                   2002         2001           2002
--------------------------------------------------------------------------------
Net asset value, beginning of period  . . $10.37       $15.48         $9.97
                                           ------      -------        -------
Income from investment operations:
      Net investment loss . . . . . . . .  (0.08)       (0.14)         (0.09)
      Net realized and unrealized
      gain (loss) on investments . . . .   (1.48)       (4.27)         (3.16)
                                           ------      -------        -------
Total from investment operations      . .  (1.56)       (4.41)         (3.25)
                                           ------      -------        -------
Less distributions to shareholders:
      From net realized gains . . . . . .  -            (0.70)         -
                                           ------      -------        -------
Net asset value, end of period . . . . .   $8.81        $10.37         $6.72
                                           ======      =======        =======
Total return . . . . . . . . . . . . . .  (15.04%)     (29.45%)** (32.60%)
                                           ======      =======        =======
Ratios/supplemental data:
      Net assets, end of period            $0.0         $2.1           $1.1
      (millions) .

Ratio of expenses to average net assets:
      Before fees waived and
      expenses absorbed . . . . . . . . .  6.94%        4.89%*         9.06%
      After fees waived and
      expenses absorbed . . . . . . . . .  1.23%        1.25%*         1.23%

Ratio of net investment loss to average net assets:
      Before fees waived and
      expenses absorbed . . . . . . . . . (6.53%)      (4.46%)*       (8.95%)
      After fees waived and
      expenses absorbed . . . . . . . . . (0.82%)      (0.82%)*       (1.13%)
Portfolio turnover rate . . . . . . . . . 140.84%      206.84%**      320.93%


*     Annualized.
**    Not annualized.
+     Commencement of operations.

See accompanying Notes to Financial Statements.



                            Duncan-Hurst Mutual Funds

FINANCIAL HILIGHTS
For capital share outstanding throught each period(Continued)


                                              Technology  Technology  International
                                              Fund        Fund        Growth
                                              Year March 30, 2000+    Year
                                              Ended       through     Ended
                                              March 31,   March 31,   March 31,
Class I                                       2001        2000        2002
------------------------------------------------------------------------------------
Net asset value, beginning of period    . . . $25.89      $26.38      $7.40
                                              ------      -------     -------
Income from investment operations:
       Net investment loss . . . . . . . . .   (0.14)      (0.00)#     (0.08)
       Net realized and unrealized
       gain (loss) on investments . . . . . . (15.05)      (0.49)      (0.58)
                                              ------      -------     -------
Total from investment operations . . . . .    (15.19)      (0.49)      (0.66)
                                              ------      -------     -------
Less distributions to shareholders:
       From net realized gains . . . . . . .   (0.73)       -           -
                                              -------      -------     -------
Net asset value, end of period . . . . . . . . $9.97       $25.89      $6.74
                                              =======      =======     =======
Total return . . . . . . . . . . . . . . . .  (59.54%)      (1.86%)**   (8.92%)
                                              =======     =========    ========

Ratios/supplemental data:
       Net assets, end of period (millions) . $1.4        $2.2        $33.0

Ratio of expenses to average net assets:
       Before fees waived and
       expenses absorbed . . . . . . . . . .  4.37%       6.23%*      2.39%
       After fees waived and
       expenses absorbed . . . . . . . . . .  1.23%       1.23%*      1.48%

Ratio of net investment loss to average net assets:
       Before fees waived and
       expenses absorbed . . . . . . . . . .  (4.14%)     (5.93%)*    (1.47%)
       . .
       After fees waived and
       expenses absorbed . . . . . . . . . .  (1.00%)     (0.93%)*    (0.60%)
       . .
Portfolio turnover rate . . . . . . . . . . . 478.11%     97.84%**    259.28%

*      Annualized.
**     Not annualized.
+      Commencement of operations.
#      Amount represents less than $0.01 per
       share.

See accompanying Notes to Financial Statements.


                            Duncan-Hurst Mutual Funds

FINANCIAL HILIGHTS
For capital share outstanding throught each period(Continued)


                                                        International International
                                                        Growth        Growth
                                                        Year          June 30, 1999+
                                                        Ended         through
                                                        March 31,     March 31,
Class I                                                 2001          2000
-------------------------------------------------------------------------------------
Net asset value, beginning of period   . . .            $21.38        $10.00
                                                        ------        ------
Income from investment operations:
        Net investment loss . . . . . . . . . . . . .    (0.07)        (0.13)
        Net realized and unrealized
        gain (loss) on investments . . . . . .           (9.42)        11.51
                                                        --------      ---------
Total from investment operations       . . . . .         (9.49)        11.38
                                                        --------      ---------
Less distributions to shareholders:
        From net realized gains . . . . . . . . . . .    (4.49)        -
                                                        --------      ---------
Net asset value, end of period . . . . . . . .           $7.40         $21.38
                                                        ========      =========
Total return . . . . . . . . . . . . . . . . . . . .    (48.60%)      113.80%**
                                                        ========      =========
Ratios/supplemental data:
        Net assets, end of period (millions) .          $27.1         $39.0

Ratio of expenses to average net assets:
        Before fees waived and
        expenses absorbed . . . . . . . . . . . .        2.47%         2.33%*
        After fees waived and
        expenses absorbed . . . . . . . . . . . .        1.48%         1.48%*

Ratio of net investment loss to average net assets:
        Before fees waived and
        expenses absorbed . . . . . . . . . . . .       (1.69%)       (2.02%)*
        After fees waived and
        expenses absorbed . . . . . . . . . . . .       (0.70%)       (1.17%)*
Portfolio turnover rate . . . . . . . . . . . . . .    324.24%       161.42%**
*       Annualized.
**      Not annualized.
+       Commencement of operations.


See accompanying Notes to Financial Statements.


                     Duncan-Hurst Mutual Funds

NOTES TO FINANCIAL STATEMENTS at March 31, 2002

 NOTE 1 - ORGANIZATION

     Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst Technology Fund and Duncan-Hurst International Growth Fund (the "Funds") are each a series of shares of beneficial interest of the
Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Duncan-Hurst Aggressive Growth Fund Class R and Class I commenced operations on March 31, 1999 and October 19, 1999, respectively. Duncan-Hurst Large Cap Growth-20 Fund Class R and Class I commenced operations on March 31, 1999 and June 7, 2000, respectively. Duncan-Hurst Technology Fund Class R and Class I commenced operations on September 30, 1999 and March 30, 2000, respectively. Duncan-Hurst International Growth Fund Class R and Class I commenced operations on June 30, 1999. Each class of shares has equal rights as to earnings and assets except that the R Class bears distribution expense. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The investment objective of each Fund is long-term growth of capital.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States.

     A. Security Valuation. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which, when combined with accrued interest, approximates market value.

     B. Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate at the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign currency gains and losses from dividends receivable and other foreign currency denominated receivables and payables in realized and unrealized gain (loss) on investments and foreign currency. The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

     C. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

          For the Duncan-Hurst Aggressive Growth Fund, at March 31, 2002, there is a capital loss carry forward of approximately $26,552,000, of which approximately $7,451,000 expires March 31, 2009 and $19,101,000 expires March 31, 2010, available to offset future gains, if any.

          For the Duncan-Hurst Large Cap Growth-20 Fund, at March 31, 2002, there is a capital loss carry forward of approximately $1,803,000, of which approximately $285,000 expires March 31, 2009 and $1,518,000 expires March 31, 2010, available to offset future gains, if any.

          For the Duncan-Hurst Technology Fund, at March 31, 2002, there is a capital loss carry forward of approximately $5,493,000, of which approximately $1,721,000 expires March 31, 2009 and $3,772,000 expires March 31, 2010, available to offset future gains, if any.

          For the Duncan-Hurst International Growth Fund, at March 31, 2002, there is a capital loss carry forward of approximately $20,449,000, of which approximately $3,430,000 expires March 31, 2009 and $17,019,000 expires March 31, 2010, available to offset future gains, if any.

          As of March 31, 2002 there were post-October capital loss deferrals of $2,203,565, $346,282, $343,709 and $1,189,796 for Duncan-Hurst
          Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst Technology Fund and Duncan-Hurst International Growth Fund, respectively, which will be recognized in the following tax year.

     D. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires man- agement to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     F. Reclassification of Capital Accounts. The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2:
          Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended March 31, 2002, each Fund decreased paid-in capital and accumulated net realized loss on investments and foreign currency by the following amount due to each of the Funds' experiencing a net investment loss during the year and foreign currency reclassifications.

                                                                         Decrease
                                                                      Accumulated Net
                                  Decrease                           Realized Loss on
                                Accumulated Net     Decrease         Investments and
                                Investment Loss   Paid-In Capital    Foreign Currency
Duncan-Hurst Aggressive
Growth Fund                    $209,627           $(209,627)     $            -
Duncan-Hurst Large Cap
Growth-20 Fund                 30,214             (30,214)                    -
Duncan-Hurst Technology
Fund                           32,163             (32,163)                    -
Duncan-Hurst International
Growth Fund                    189,634            (221,672)               32,038


 NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Duncan-Hurst Capital Management Inc. (the "Adviser") provides the Funds with investment management services under an Investment Advisory Agreement. The Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% for Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund and Duncan-Hurst Technology Fund and 1.25% for Duncan-Hurst International Growth Fund based upon the average daily net assets of the Funds. For the year ended March 31, 2002, the advisory fees incurred were $192,335, $32,659, $25,562 and $434,614 for Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst Technology Fund and Duncan-Hurst International Growth Fund, respectively.

     The Funds are responsible for their own operating expenses. The Adviser however has contractually agreed to limit the Funds' total expenses by reducing all or a portion of their fees and reimbursing the Funds for expenses, excluding interest and tax expense, so that their ratio of expenses to average net assets will not exceed the following:

                                                    Class R          Class I
                                                    --------         --------
Duncan-Hurst Aggressive Growth Fund                 1.48%            1.23%
Duncan-Hurst Large Cap Growth-20 Fund               1.48%            1.23%
Duncan-Hurst Technology Fund                        1.48%            1.23%
Duncan-Hurst International Growth Fund              1.73%            1.48%

     Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the respective Fund if requested by the Adviser in subsequent fiscal years. Under the Expense Limitation Agreement, the Adviser may recoup reimbursements made in a Fund's first fiscal year in any of the five succeeding fiscal years, reimbursements made in a Fund's second fiscal year in any of the four succeeding fiscal years and any reimbursements in years subsequent to fiscal year two, over the subsequent three fiscal years after the reimbursements are made. Any such reimbursement is contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Funds must pay their current ordinary expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

     For the year ended March 31, 2002, the Adviser waived fees and absorbed expenses as follows:


                                                  Fees            Expenses
                                                 Waived           Absorbed
                                                -------           ----------

Duncan-Hurst Aggressive Growth Fund              $192,335         $   6,856
Duncan-Hurst Large Cap Growth-20 Fund              32,659           153,629
Duncan-Hurst Technology Fund                       25,562           173,765
Duncan-Hurst International Growth Fund            314,050                 -

     At March 31, 2002, the cumulative amounts subject to recoupment by the Adviser, all of which must be recouped no later than March 31, 2006, are as follows:


Duncan-Hurst Aggressive Growth Fund     $550,501
Duncan-Hurst Large Cap Growth-20 Fund    472,804
Duncan-Hurst Technology Fund             436,703
Duncan-Hurst International Growth Fund   901,833


     U.S. Bancorp Fund Services, LLC, (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rates (subject to a minimum fee of $35,000 per Fund):

   Under $75 million             0.20% of average daily net assets
  $ 75 to $150 million           0.15% of average daily net assets
  $150 to $200 million           0.10% of average daily net assets
  Over $200 million              0.05% of average daily net assets

     U.S. Bank, N.A., an affiliate of USBFS, serves as custodian and USBFS serves as transfer agent and accounting services agent for the Funds.

   For the year ended March 31, 2002, Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst Technology Fund and Duncan-Hurst International Growth Fund, incurred $38,467, $35,000, $35,000 and $66,042, respectively, in administration fees.

     Quasar  Distributors,  LLC (the "Distributor") acts as the Funds' principal
underwriter  in  a  continuous  public  offering  of  the  Funds'  shares.   The
Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

 NOTE 4 - DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of Class R shares of the Funds. The fee is paid to the Adviser as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the year ended March 31, 2002, Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst Technology Growth Fund and Duncan-Hurst International Growth Fund incurred fees of $9,479, $3,319, $3,370 and $4,370, respectively, pursuant to the Plan. Duncan-Hurst Mutual Funds

NOTE 5 - PURCHASES AND SALES OF SECURITIES

The cost of purchases, and the proceeds from the sales of securities, other than short-term investments, for the year ended March 31, 2002 are as follows:

                                               Purchases            Sales
Duncan-Hurst Aggressive Growth Fund          $54,601,470          $54,496,180
Duncan-Hurst Large Cap Growth-20 Fund          4,429,166            5,997,841
Duncan-Hurst Technology Fund                   8,154,441            7,800,242
Duncan-Hurst International Growth Fund        95,494,228           86,569,797

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended March 31, 2002 and 2001 were as follows:


Duncan-Hurst Aggressive                        Duncan-Hurst Large Cap
Growth Fund                                    Growth-20 Fund
R Class                                        R Class
                         2002    2001                               2002   2001
                        ------  ------                             ------ ------
Distributions paid from:                       Distributions paid
                                               from:
Ordinary income          $    -  $990,092      Ordinary income      $   -  $90,919
                         ------- --------                           ------ --------
                         $    -  $990,092                           $   -  $90,919
                         ======= ========                           ====== ========
I Class                                        I Class
                         2002    2001                               2002   2001
                        ------  ------                             ------ ------
Distributions paid from:                       Distributions paid
                                               from:
Ordinary income          $    -  $2,284,424    Ordinary income      $   -  $135,873
                         ------- ----------                         ------ --------
                         $    -  $2,284,424                         $   -  $135,873
                         ======= ==========                         ====== ========

Duncan-Hurst Technology                        Duncan-Hurst International Growth
Fund                                           Fund
R Class                                        R Class
                         2002    2001                               2002   2001
                        ------  ------                             ------ ------
Distributions paid from:                       Distributions paid
                                               from:
Ordinary income          $    -  $186,117      Ordinary income      $   -  $1,109,526
                         ------- ----------                         ------ -----------
                         $    -  $186,117                           $   -  $1,109,526
                         ======= ==========                         ====== ===========


                     Duncan-Hurst Mutual Funds

I Class                                 I Class
                     2002 2001                          2002 2001
                     ---- ----                          ---- -----
Distributions paid                      Distributions
from:                                   paid from:
Ordinary income      $  - $84,319       Ordinary income $  - $10,826,100
                     ---- -------                       ----  ----------
                     $  - $84,319                       $  - $10,826,100
                     ==== =======                       ====  ==========

As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:


Duncan-Hurst Aggressive Growth          Duncan-Hurst Large Cap Growth-20
Fund                                    Fund
Undistributed long-term $(26,551,595)   Undistributed     $(1,802,580)
gain                     ( 1,321,791)   long-term gain     (  346,209)
Unrealized               ------------   Unrealized         ------------
depreciation            $(27,873,386)   depreciation      $(2,148,789)
                         ============                      ============

Duncan-Hurst Technology                 Duncan-Hurst International Growth
Fund                                    Fund
Undistributed long-term $(5,493,086)    Undistributed
gain                     (  258,425)    long-term gain       $(20,449,226)
Unrealized               -----------    Unrealized              1,585,357
depreciation            $(5,751,511)    appreciation          ------------
                         ===========                         $(18,863,869)
                                                              ============

The difference between the book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the deferral of losses incurred after October 31.


                     Duncan-Hurst Mutual Funds

To the Shareholders of
   Duncan-Hurst Aggressive Growth Fund
   Duncan-Hurst Large Cap Growth-20 Fund
   Duncan-Hurst International Growth Fund
   Duncan-Hurst Technology Fund

The Board of Trustees of
   Professionally Managed Portfolios
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst Technology Fund and Duncan-Hurst International Growth Fund, each a series of shares of Professionally Managed Portfolios, as of March 31, 2002, and the related statements of operations for the year then ended, the statement of changes in net assets and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst Technology Fund and Duncan-Hurst International Growth Fund as of March 31, 2002, the results of their operations, changes in their net assets and the financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

                                                      TAIT, WELLER & BAKER

Philadelphia, Pennsylvania May 3, 2002

                            Duncan-Hurst Mutual Funds

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.




                           Duncan-Hurst Mutual Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

                              INDEPENDENT TRUSTEES

                                  Term of                           # of Funds  Other
                       Position   Office and  Principal Occupation  in complex  Directorships
                       Held with  Length of   During Past Five      overseen    Held by
Name, Age and Address  the Trust  Time Served Years                 by Trustee  Trustee
---------------------  ---------  ----------- --------------------- ----------- ----------------
Dorothy A. Berry       Chairman   Indefinite  Talon Industries       18         Not
Born (1943)            and        Term        (venture                          Applicable
4455 E. Camelback Rd., Trustee    Since       capital & business
Suite 261-E                       May 1991    consulting); formerly
Phoenix, AZ 85018                             Chief Operating
                                              Officer,
                                              Integrated Assets
                                              Management (investment
                                              advisor and manager)
                                              and formerly President,
                                              Value Line, Inc.,
                                              (investment
                                              advisory & financial
                                              publishing firm).

Wallace L. Cook         Trustee   Indefinite  Retired. Formerly      18         Not
Born (1939)                       Term        Senior Vice President,            Applicable
4455 E. Camelback Rd.,            Since       Rockefeller
Suite 261-E                       May 1991    Trust Co.; Financial
Phoenix, AZ 85018                             Counselor, Rockefeller
                                              & Co.

Carl A. Froebel         Trustee   Indefinite  Private Investor.      18         Not
Born (1938)                       Term        Formerly                          Applicable
4455 E. Camelback Rd.,            Since       Managing Director,
Suite 261-E                       May 1991    Premier Solutions, Ltd.
Phoenix, AZ 85018                             Formerly President and
                                              Founder, National
                                              Investor
                                              Data Services, Inc.
                                              (investment related
                                              computer software).

Rowley W.P. Redington   Trustee   Indefinite  President; Intertech   18         Not
Born (1944)                       Term        (consumer electronics             Applicable
4455 E. Camelback Rd.,            Since       and computer service
Suite 261-E                       May 1991    and marketing); formerly
Phoenix, AZ 85018                             Vice President, PRS of
                                              New Jersey, Inc.
                                              (management
                                              consulting), and Chief
                                              Executive Officer,
                                              Rowley
                                              Associates
                                              (consultants).

                        INTRESTED TRUSTEES AND OFFICERS

Steven J. Paggioli     President  Indefinite  Consultant, U.S.      18          Trustee,
Born (1950)            and        Term        Bancorp                           Managers
915 Broadway           Trustee    Since       Fund Services, LLC                Funds.
July, 2001; formerly              May 1991    since
New York, NY 10010                            Executive Vice
                                              President, Investment Company
                                              Administration, LLC ("ICA") (mutual
                                              fund administrator and the Fund's
                                              former administrator).

Robert M. Slotky       Treasurer  Indefinite  Vice President, U.S. --           Not
Born (1947)                       Term        Bancorp Fund Services,            Applicable
2020 E. Financial Way,            Since       LLC since July, 2001;
Suite 100                         May 1991    formerly, Senior Vice
Glendora, CA 91741                            President, ICA (May
                                              1997-
                                              July 2001); former instructor
                                              of accounting at
                                              California
                                              State University-Northridge
                                              (1997);

Chad E. Fickett        Secretary  Indefinite  Compliance           --           Not
Born (1973)                       Term        Administrator, U.S.               Applicable
615 E. Michigan St.               Since       Bancorp Fund Services,
Milwaukee, WI 53202               March 2002  LLC since July, 2000



                                  Duncan-Hurst
                                  MUTUAL FUNDS


                      DUNCAN-HURST CAPITAL MANAGEMENT INC.
                    -----------------------------------------

                             AGGRESSIVE GROWTH FUND
                            LARGE CAP GROWTH-20 FUND
                                 TECHNOLOGY FUND
                            INTERNATIONAL GROWTH FUND

                       c/o U.S. Bancorp Fund Services, LLC
                        615 E. Michigan Street, 3rd Floor
                            Milwaukee, WI 53202-5207
                                       or
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701



  First Fund Distributors, Inc. Phoenix, AZ  85018



        For more information: 1-800-558-9105